Non marketable Equity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank of Dallas stock		$ 1,907	$ 827
Federal Reserve Bank of Dallas stock		2,182	1,837
Other non-marketable equity securities		50	50
Total non-marketable equity securities	$ 3,136	$ 4,139	$ 2,714